Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Assets Pledged as Collateral or for Security
36.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$10,564,873	$2,587,110	$93,263
Property, plant and equipment	124,124	114,390	4,124
Investment properties	11,847,145	20,796,862	749,707
Other financial assets (including current and non-current)	460,890	444,358	16,018

	$22,997,032	$23,942,720	$863,112

In addition to the abovementioned assets, 89.6% of shareholdings in FAFG was provided as collateral for syndicated bank loans as of December 31, 2020.